Loans	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Loans
Loans
The loan portfolio consists of the following loan classes:

(in thousands)	March 31, 2019	December 31, 2018
Real estate loans
Commercial real estate
Nonowner occupied	$1,852,903	$1,809,356
Multi-family residential	878,239	909,439
Land development and construction loans	291,416	326,644
	3,022,558	3,045,439
Single-family residential	535,306	533,481
Owner occupied	801,856	777,022
	4,359,720	4,355,942
Commercial loans	1,239,525	1,380,428
Loans to financial institutions and acceptances	27,985	68,965
Consumer loans and overdrafts	107,208	114,840
	$5,734,438	$5,920,175

The amounts above include loans under syndication facilities of approximately $640 million and $807 million at March 31, 2019 and December 31, 2018, respectively, which include Shared National Credit facilities and agreements to enter into credit agreements among other lenders (club deals), and other agreements.
The following tables summarize international loans by country, net of loans fully collateralized with cash of approximately $18.4 million and $19.5 million at March 31, 2019 and December 31, 2018, respectively.

	March 31, 2019
(in thousands)	Venezuela	Others (1)	Total
Real estate loans
Single-family residential (2)	$124,772	$6,525	$131,297
Commercial loans	—	63,061	63,061
Loans to financial institutions and acceptances	—	8,000	8,000
Consumer loans and overdrafts (3)	25,763	8,228	33,991
	$150,535	$85,814	$236,349
__________________

(1)	Loans to borrowers in fifteen other countries which do not individually exceed 1% of total assets.

(2)	Corresponds to mortgage loans secured by single-family residential properties located in the U.S.

(3)
Mostly comprised of credit card extensions of credit to customers with deposits with the Bank. Charging privileges for Venezuela resident card holders are suspended when the cardholders’ average deposits decline below the outstanding credit balance. At the beginning of 2018, the Company changed the monitoring of such balances from quarterly to monthly. The Company determined to discontinue its international credit cards in April 2019.

	December 31, 2018
(in thousands)	Venezuela	Others (1)	Total
Real estate loans
Single-family residential (2)	$128,971	$6,467	$135,438
Commercial loans	—	73,636	73,636
Loans to financial institutions and acceptances	—	49,000	49,000
Consumer loans and overdrafts (3)	28,191	13,494	41,685
	$157,162	$142,597	$299,759
__________________

(1)	Loans to borrowers in seventeen other countries which do not individually exceed 1% of total assets.

(2)	Corresponds to mortgage loans secured by single-family residential properties located in the U.S.

(3)
Mostly comprised of credit card extensions of credit to customers with deposits with the Bank. Charging privileges for Venezuela resident card holders are suspended when the cardholders’ average deposits decline below the outstanding credit balance. At the beginning of 2018, the Company changed the monitoring of such balances from quarterly to monthly.

The age analysis of the loan portfolio by class, including nonaccrual loans, as of March 31, 2019 and December 31, 2018 are summarized in the following tables:

	March 31, 2019
	Total Loans, Net of Unearned Income		Past Due				Total Loans in Nonaccrual Status	Total Loans 90 Days or More Past Due and Accruing
(in thousands)		Current	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due
Real estate loans
Commercial real estate
Nonowner occupied	$1,852,903	$1,852,903	$—	$—	$—	$—	$—	$—
Multi-family residential	878,239	877,574	—	665	—	665	665	—
Land development and construction loans	291,416	291,416	—	—	—	—	—	—
	3,022,558	3,021,893	—	665	—	665	665	—
Single-family residential	535,306	523,172	7,802	921	3,411	12,134	6,514	—
Owner occupied	801,856	799,187	408	1,880	381	2,669	5,192	—
	4,359,720	4,344,252	8,210	3,466	3,792	15,468	12,371	—
Commercial loans	1,239,525	1,234,890	3,151	399	1,085	4,635	7,361	—
Loans to financial institutions and acceptances	27,985	27,985	—	—	—	—	—	—
Consumer loans and overdrafts	107,208	105,434	587	434	753	1,774	37	749
	$5,734,438	$5,712,561	$11,948	$4,299	$5,630	$21,877	$19,769	$749

	December 31, 2018
	Total Loans, Net of Unearned Income		Past Due				Total Loans in Nonaccrual Status	Total Loans 90 Days or More Past Due and Accruing
(in thousands)		Current	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due
Real estate loans
Commercial real estate
Nonowner occupied	$1,809,356	$1,809,356	$—	$—	$—	$—	$—	$—
Multi-family residential	909,439	909,439	—	—	—	—	—	—
Land development and construction loans	326,644	326,644	—	—	—	—	—	—
	3,045,439	3,045,439	—	—	—	—	—	—
Single-family residential	533,481	519,730	7,910	2,336	3,505	13,751	6,689	419
Owner occupied	777,022	773,876	2,800	160	186	3,146	4,983	—
	4,355,942	4,339,045	10,710	2,496	3,691	16,897	11,672	419
Commercial loans	1,380,428	1,378,022	704	1,062	640	2,406	4,772	—
Loans to financial institutions and acceptances	68,965	68,965	—	—	—	—	—	—
Consumer loans and overdrafts	114,840	113,227	474	243	896	1,613	35	884
	$5,920,175	$5,899,259	$11,888	$3,801	$5,227	$20,916	$16,479	$1,303

At March 31, 2019 and December 31, 2018, loans with an outstanding principal balance of $1,289 million and $1,680 million, respectively, were pledged as collateral to secure advances from the FHLB.

Loans
The loan portfolio consists of the following loan classes:

(in thousands)	December 31, 2018	December 31, 2017
Real estate loans
Commercial real estate
Nonowner occupied	$1,809,356	$1,713,104
Multi-family residential	909,439	839,709
Land development and construction loans	326,644	406,940
	3,045,439	2,959,753
Single-family residential	533,481	512,754
Owner-occupied	777,022	610,386
	4,355,942	4,082,893
Commercial loans	1,380,428	1,354,755
Loans to financial institutions and acceptances	68,965	497,626
Consumer loans and overdrafts	114,840	130,951
	$5,920,175	$6,066,225

The amounts in the table above include loans under syndication facilities for approximately $807 million and $989 million at December 31, 2018 and 2017, respectively, which include Shared National Credit facilities and agreements to enter into credit agreements among other lenders (club deals), and other agreements. These loans are primarily designed for providing working capital to certain qualified domestic and international commercial entities meeting our credit quality criteria and concentration limits, and approved in accordance with credit policies.
While seeking diversification of our loan portfolio, the Company is dependent mostly on the economic conditions that affect South Florida, greater Houston and the greater New York City area, especially the five New York City boroughs. Diversification is managed through policies with limitations for exposure to individual or related debtors and for country risk exposure.

The following tables summarize international loans by country, net of loans fully collateralized with cash of approximately $19.5 million and $31.9 million at December 31, 2018 and 2017, respectively.

	December 31, 2018
(in thousands)	Venezuela	Others (1)	Total
Real estate loans
Single-family residential (2)	$128,971	$6,467	$135,438
Loans to financial institutions and acceptances	—	49,000	49,000
Commercial loans	—	73,636	73,636
Consumer loans and overdrafts (3)	28,191	13,494	41,685
	$157,162	$142,597	$299,759
__________________

(1)	Loans to borrowers in seventeen other countries which do not individually exceed 1% of total assets.

(2)	Corresponds to mortgage loans secured by single-family residential properties located in the U.S.

(3)
Mostly comprised of credit card extensions of credit to customers with deposits with the Bank. Charging privileges for Venezuela residents card holders are suspended when the cardholders’ average deposits decline below the outstanding credit balance. At the beginning of 2018, the Company changed the monitoring of such balances from quarterly to monthly.

	December 31, 2017
(in thousands)	Brazil	Venezuela	Chile	Others (1)	Total
Real estate loans
Single-family residential (2)	$219	$145,069	$179	$7,246	$152,713
Loans to financial institutions and acceptances	129,372	—	93,000	258,811	481,183
Commercial loans	8,451	—	—	60,843	69,294
Consumer loans and overdrafts (3)	3,046	37,609	1,364	10,060	52,079
	$141,088	$182,678	$94,543	$336,960	$755,269
__________________

(1)	Loans to borrowers in eighteen other countries which do not individually exceed 1% of total assets.

(2)	Corresponds to mortgage loans secured by single-family residential properties located in the U.S.

(3)	Mostly comprised of credit card extensions of credit secured to customers with deposits with the Bank. Charging privileges are suspended, if the deposits decline below the outstanding credit balance.

The age analysis of the loan portfolio by class, including nonaccrual loans, as of December 31, 2018 and 2017 are summarized in the following tables:

	December 31, 2018
	Total Loans, Net of Unearned Income		Past Due				Total Loans in Nonaccrual Status	Total Loans 90 Days or More Past Due and Accruing
(in thousands)		Current	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due
Real estate loans
Commercial real estate
Nonowner occupied	$1,809,356	$1,809,356	$—	$—	$—	$—	$—	$—
Multi-family residential	909,439	909,439	—	—	—	—	—	—
Land development and construction loans	326,644	326,644	—	—	—	—	—	—
	3,045,439	3,045,439	—	—	—	—	—	—
Single-family residential	533,481	519,730	7,910	2,336	3,505	13,751	6,689	419
Owner-occupied	777,022	773,876	2,800	160	186	3,146	4,983	—
	4,355,942	4,339,045	10,710	2,496	3,691	16,897	11,672	419
Commercial loans	1,380,428	1,378,022	704	1,062	640	2,406	4,772	—
Loans to financial institutions and acceptances	68,965	68,965	—	—	—	—	—	—
Consumer loans and overdrafts	114,840	113,227	474	243	896	1,613	35	884
	$5,920,175	$5,899,259	$11,888	$3,801	$5,227	$20,916	$16,479	$1,303

	December 31, 2017
	Total Loans, Net of Unearned Income		Past Due				Total Loans in Nonaccrual Status	Total Loans 90 Days or More Past Due and Accruing
(in thousands)		Current	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due
Real estate loans
Commercial real estate
Nonowner occupied	$1,713,104	$1,712,624	$—	$—	$480	$480	$489	$—
Multi-family residential	839,709	839,709	—	—	—	—	—	—
Land development and construction loans	406,940	406,940	—	—	—	—	—	—
	2,959,753	2,959,273	—	—	480	480	489	—
Single-family residential	512,754	501,393	6,609	2,750	2,002	11,361	5,004	226
Owner-occupied	610,386	602,643	3,000	174	4,569	7,743	12,227	—
	4,082,893	4,063,309	9,609	2,924	7,051	19,584	17,720	226
Commercial loans	1,354,755	1,350,667	385	5	3,698	4,088	8,947	—
Loans to financial institutions and acceptances	497,626	497,626	—	—	—	—	—	—
Consumer loans and overdrafts	130,951	130,846	57	29	19	105	55	—
	$6,066,225	$6,042,448	$10,051	$2,958	$10,768	$23,777	$26,722	$226

At December 31, 2018 and 2017, loans with an outstanding principal balance of $1,680 million and $1,476 million, respectively, were pledged as collateral to secure advances from the FHLB.